UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:		811-08777

CREDIT SUISSE HIGH YIELD BOND FUND
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC 466 Lexington Avenue New York, New York		10017
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. 466 Lexington Avenue New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 875-3500

Date of fiscal year-end:	October 31st

Date of reporting period:	May 1, 2006 to July 31, 2006

Item 1:                   Schedule of Investments

Credit Suisse High Yield Bond Fund

Schedule of Investments

July 31, 2006 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS (131.2%)
Aerospace & Defense (1.5%)
$650	DRS Technologies, Inc., Company Guaranteed Notes (Callable 02/01/11 @ $103.81)§	(B, B3)	02/01/18	7.625	$651,625
725	DRS Technologies, Inc., Global Senior Subordinated Notes (Callable 11/01/08 @ $103.44)§	(B, B3)	11/01/13	6.875	705,063
350	K&F Acquisition, Inc., Global Company Guaranteed Notes (Callable 11/15/09 @ $103.88)	(B-, Caa1)	11/15/14	7.750	345,625
1,800	L-3 Communications Corp., Global Senior Subordinated Notes (Callable 01/15/10 @ $102.94)	(BB+, Ba3)	01/15/15	5.875	1,696,500
					3,398,813
Agriculture (0.6%)
1,400	Southern States Cooperative, Inc., Rule 144A, Senior Notes (Callable 11/01/07 @ $108.00)‡	(B, B3)	11/01/10	10.500	1,463,000

Auto Loans (5.8%)
1,750	Ford Motor Credit Co., Global Notes§	(B+, Ba3)	10/01/13	7.000	1,539,142
5,525	Ford Motor Credit Co., Notes	(B+, Ba3)	06/16/08	6.625	5,324,559
4,200	General Motors Acceptance Corp., Global Notes§	(BB, Ba1)	05/15/09	5.625	4,018,018
2,250	General Motors Acceptance Corp., Global Notes§	(BB, Ba1)	12/01/14	6.750	2,121,253
					13,002,972
Automobile Parts & Equipment (4.3%)
575	Accuride Corp., Global Company Guaranteed Notes (Callable 02/01/10 @ $104.25)	(B-, B3)	02/01/15	8.500	537,625
1,025	Altra Industrial Motion, Inc., Global Secured Notes (Callable 12/01/08 @ $104.50)#	(CCC+, B3)	12/01/11	9.000	1,035,250
1,200	American Tire Distributors Holdings, Inc., Senior Notes (Callable 04/01/09 @ $105.38)	(CCC+, Caa2)	04/01/13	10.750	1,107,000
425	ArvinMeritor, Inc., Notes§	(BB, Ba2)	03/01/12	8.750	413,312
400	Cooper-Standard Automotive, Inc., Global Company Guaranteed Notes (Callable 12/15/09 @ $104.19)	(B-, Caa1)	12/15/14	8.375	302,000
1,900	Goodyear Tire & Rubber Co., Global Senior Notes (Callable 07/01/10 @ $104.50)§	(B-, B3)	07/01/15	9.000	1,838,250
1,075	Insurance Auto Auctions, Inc., Global Company Guaranteed Notes (Callable 04/01/09 @ $105.50)	(CCC+, Caa1)	04/01/13	11.000	1,069,625
500	Keystone Automotive Operations, Inc., Global Senior Subordinated Notes (Callable 11/01/08 @ $104.88)	(B-, Caa1)	11/01/13	9.750	478,750
1,200	Stanadyne Corp., Global Senior Subordinated Notes (Callable 08/15/09 @ $105.00)	(CCC+, Caa1)	08/15/14	10.000	1,158,000
800	Tenneco Automotive, Inc., Global Company Guaranteed Notes (Callable 11/15/09 @ $104.31)§	(B, B3)	11/15/14	8.625	798,000
1,000	Visteon Corp., Global Senior Notes	(B-, B3)	08/01/10	8.250	925,000
					9,662,812
Automotive (0.8%)
1,200	General Motors Corp., Global Debentures§	(B-, Caa1)	07/15/33	8.375	990,000
1,075	General Motors Corp., Global Senior Notes§	(B-, Caa1)	07/15/13	7.125	919,125
					1,909,125
Beverages (0.3%)
600	Le-Natures, Inc., Rule 144A, Senior Subordinated Notes (Callable 06/15/08 @ $104.50)‡#	(CCC+, B3)	06/15/13	10.000	639,000

Brokerage (0.4%)
775	E*TRADE Financial Corp., Global Senior Notes (Callable 06/15/08 @ $104.00)§	(B+, Ba2)	06/15/11	8.000	800,188

Building & Construction (2.2%)
625	K Hovnanian Enterprises, Inc., Global Company Guaranteed Notes	(BB, Ba1)	01/15/16	6.250	537,500
775	KB Home, Senior Subordinated Notes	(BB-, Ba2)	12/15/08	8.625	807,092
900	Standard Pacific Corp., Global Senior Notes§	(BB, Ba2)	08/15/15	7.000	770,625
1,200	Technical Olympic USA, Inc., Rule 144A, Global Senior Subordinated Notes‡§	(B-, B2)	01/15/15	7.500	936,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
$175	Technical Olympic USA, Inc., Rule 144A, Senior Notes‡§	(B+, Ba3)	04/01/11	8.250	$161,437
975	WCI Communities, Inc., Global Company Guaranteed Notes (Callable 05/01/07 @ $104.56)	(B+, Ba3)	05/01/12	9.125	882,375
1,000	William Lyon Homes, Inc., Company Guaranteed Notes (Callable 04/01/08 @ $105.38)§	(B, B2)	04/01/13	10.750	925,000
					5,020,029
Building Materials (5.0%)
1,000	Associated Materials, Inc., Global Senior Discount Notes (Callable 03/01/09 @ $105.62)+	(CCC, Caa3)	03/01/14	0.000	575,000
1,300	Building Materials Corp., Global Secured Notes (Callable 08/01/09 @ $103.88)	(B+, B2)	08/01/14	7.750	1,228,500
750	Compression Polymers Holding Corp., Rule 144A, Senior Notes (Callable 07/01/09 @ $105.25)‡	(B-, B2)	07/01/13	10.500	772,500
500	Dayton Superior Corp., Company Guaranteed Notes (Callable 06/15/07 @ $102.17)	(CCC, Caa3)	06/15/09	13.000	461,250
750	Dayton Superior Corp., Global Secured Notes (Callable 06/15/07 @ $102.81)	(B-, Caa1)	09/15/08	10.750	778,125
1,375	Goodman Global Holding Company, Inc., Global Senior Subordinated Notes (Callable 12/15/08 @ $103.94)§	(B-, B3)	12/15/12	7.875	1,282,187
1,100	Interface, Inc., Global Senior Subordinated Notes (Callable 02/01/09 @ $104.75)§	(CCC, Caa1)	02/01/14	9.500	1,133,000
325	Norcraft Companies, Global Senior Subordinated Notes (Callable 11/01/07 @ $104.50)	(B-, B3)	11/01/11	9.000	333,125
750	Norcraft Holdings, Global Senior Discount Notes (Callable 09/01/08 @ $104.88)+	(B-, Caa1)	09/01/12	0.000	607,500
1,100	Nortek, Inc., Global Senior Subordinated Notes (Callable 09/01/09 @ $104.25)	(CCC+, Caa1)	09/01/14	8.500	1,034,000
1,000	NTK Holdings, Inc., Global Senior Discount Notes (Callable 09/01/09 @ $105.38)+	(CCC+, Caa2)	03/01/14	0.000	705,000
1,250	Ply Gem Industries, Inc., Global Senior Subordinated Notes (Callable 02/15/08 @ $104.50)§	(B-, B3)	02/15/12	9.000	1,100,000
1,000	RMCC Acquisition Co., Rule 144A, Senior Subordinated Notes (Callable 11/01/08 @ $104.75)‡	(CCC+, Caa1)	11/01/12	9.500	1,045,000
475	Werner Holding Co., Inc., Series A, Company Guaranteed Notes ø	(CC, Caa3)	11/15/07	10.000	144,875
					11,200,062
Chemicals (5.3%)
650	BCP Crystal Holdings Corp., Global Senior Subordinated Notes (Callable 06/15/09 @ $104.81)	(B, B3)	06/15/14	9.625	701,188
876	Crystal US Holdings, Global Senior Discount Notes (Callable 10/01/09 @ $105.25)+	(B, Caa2)	10/01/14	0.000	687,660
1,000	Equistar Chemicals LP/ Equistar Funding Corp., Global Company Guaranteed Notes	(BB-, B1)	09/01/08	10.125	1,057,500
773	Huntsman LLC, Global Company Guaranteed Notes (Callable 07/15/08 @ $105.75)#	(B, B2)	07/15/12	11.500	865,760
1,100	IMC Global, Inc., Global Senior Notes (Callable 08/01/08 @ $105.44)	(BB, Ba3)	08/01/13	10.875	1,221,000
1,450	IMC Global, Inc., Series B, Global Company Guaranteed Notes (Callable 06/01/07 @ $103.75)	(BB, Ba3)	06/01/11	11.250	1,542,437
1,200	KI Holdings, Inc., Global Senior Discount Notes (Callable 11/15/09 @ $104.94)+	(B-, Caa1)	11/15/14	0.000	885,000
1,375	Millennium America, Inc., Global Company Guaranteed Notes§	(BB-, B1)	06/15/08	9.250	1,412,812
750	Nalco Co., Global Senior Notes (Callable 11/15/07 @ $103.88)	(B-, B2)	11/15/11	7.750	757,500
400	Nalco Finance Holdings, Inc., Global Senior Notes (Callable 02/01/09 @ $104.50)+	(B-, Caa2)	02/01/14	0.000	308,000
925	PolyOne Corp., Global Company Guaranteed Notes (Callable 05/15/07 @ $105.31)	(B+, B3)	05/15/10	10.625	999,000
550	PolyOne Corp., Senior Notes	(B+, B3)	05/01/12	8.875	552,063
832	Terra Capital, Inc., Global Secured Notes (Callable 06/01/07 @ $105.75)	(B-, B2)	06/01/10	11.500	902,720
					11,892,640
Consumer Products (4.2%)
1,450	AAC Group Holding Corp., Global Senior Discount Notes (Callable 10/01/08 @ $105.13)+	(CCC+, Caa1)	10/01/12	0.000	1,145,500

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
$1,000	ALH Finance LLC/ALH Finance Corp., Global Senior Subordinated Notes (Callable 01/15/09 @ 104.25)§	(CCC+, B3)	01/15/13	8.500	$980,000
1,525	Amscan Holdings, Inc., Global Senior Subordinated Notes (Callable 05/01/09 @ $104.38)§	(CCC+, Caa1)	05/01/14	8.750	1,364,875
1,000	Del Laboratories, Inc., Global Company Guaranteed Notes (Callable 02/01/08 @ $104.00)§	(CCC, Caa2)	02/01/12	8.000	855,000
1,250	Jarden Corp., Global Company Guaranteed Notes (Callable 05/01/07 @ $104.88)	(B-, B3)	05/01/12	9.750	1,306,250
1,300	Playtex Products, Inc., Global Company Guaranteed Notes (Callable 06/01/07 @ $103.13)§	(CCC+, Caa1)	06/01/11	9.375	1,363,375
1,250	Prestige Brands, Inc., Global Senior Subordinated Notes (Callable 04/15/08 @ $104.63)	(B-, B3)	04/15/12	9.250	1,237,500
750	Revlon Consumer Products Corp., Global Senior Notes (Callable 04/01/08 @ $104.75)§	(CCC, Caa2)	04/01/11	9.500	637,500
425	Samsonite Corp., Global Senior Subordinated Notes (Callable 06/01/08 @ $104.44)	(B-, B3)	06/01/11	8.875	443,062
					9,333,062
Diversified Capital Goods (1.9%)
1,000	Amsted Industries, Inc., Rule 144A, Senior Notes (Callable 10/15/07 @ $105.12)‡	(B, B3)	10/15/11	10.250	1,080,000
1,000	Blount, Inc., Senior Subordinated Notes (Callable 08/01/08 @ $104.44)	(B, B2)	08/01/12	8.875	1,015,000
1	JII Holdings LLC, Global Secured Notes (Callable 01/01/07 @ $103.25)	(CCC-, Caa2)	04/01/07	13.000	428
950	Sensus Metering Systems, Global Senior Subordinated Notes (Callable 12/15/08 @ $104.31)	(B-, Caa1)	12/15/13	8.625	931,000
1,350	TriMas Corp., Global Company Guaranteed Notes (Callable 06/15/07 @ $104.94)	(CCC+, Caa1)	06/15/12	9.875	1,252,125
					4,278,553
Electric - Generation (3.6%)
1,000	AES Corp., Rule 144A, Senior Secured Notes (Callable 05/15/08 @ $104.50)‡	(BB-, Ba3)	05/15/15	9.000	1,080,000
1,800	Calpine Generating Company LLC, Global Secured Notes (Callable 04/01/08 @ $103.50)ø#	(D, NR)	04/01/10	11.096	1,881,000
950	Dynegy Holdings, Inc., Rule 144A, Senior Unsecured Notes‡	(B-, B2)	05/01/16	8.375	938,125
1,300	Edison Mission Energy, Senior Notes	(B+, B1)	06/15/09	7.730	1,326,000
675	Midwest Generation LLC, Global Secured Notes (Callable 05/01/09 @ $104.38)	(B, B1)	05/01/34	8.750	721,406
625	NRG Energy, Inc., Company Guaranteed Notes (Callable 02/01/11 @ $103.69)§	(B-, B1)	02/01/16	7.375	612,500
500	Reliant Energy, Inc., Secured Notes (Callable 12/15/09 @ $103.38)	(B, B2)	12/15/14	6.750	470,000
1,050	Reliant Resources, Inc., Global Secured Notes (Callable 07/15/08 @ $104.75)	(B, B2)	07/15/13	9.500	1,081,500
					8,110,531
Electric - Integrated (0.9%)
725	Allegheny Energy Supply Company LLC, Global Notes	(BB-, Ba3)	03/15/11	7.800	763,062
800	CMS Energy Corp., Global Senior Notes	(B+, B1)	08/01/10	7.750	823,000
500	Sierra Pacific Resources, Global Senior Notes (Callable 03/15/09 @ $104.31)	(B-, B1)	03/15/14	8.625	531,981
					2,118,043
Electronics (3.5%)
1,825	Amkor Technology, Inc., Global Senior Notes (Callable 05/15/08 @ $103.88)	(CCC+, Caa1)	05/15/13	7.750	1,619,687
240	Amkor Technology, Inc., Senior Unsecured Notes (Callable 06/01/11 @ $104.63)	(CCC, Caa3)	06/01/16	9.250	222,000
180	Ampex Corp., Secured Notes^	(NR, NR)	08/15/08	12.000	180,337
1,000	GrafTech Finance, Inc., Global Company Guaranteed Notes (Callable 02/15/07 @ $105.13)	(B-, B2)	02/15/12	10.250	1,051,250
825	Hughes Network Systems LLC, Rule 144A, Senior Notes (Callable 04/15/10 @ $104.75)‡	(B-, B1)	04/15/14	9.500	825,000
900	Magnachip Semiconductor, Global Senior Subordinated Notes (Callable 12/15/09 @ $104.00)§	(B-, B2)	12/15/14	8.000	600,750
1,100	Sanmina-SCI Corp., Senior Subordinated Notes (Callable 03/01/11 @ $104.06)	(B, B1)	03/01/16	8.125	1,078,000
1,225	Spansion, Inc., Rule 144A, Senior Notes (Callable 01/15/11 @ $105.63)‡	(B, Caa1)	01/15/16	11.250	1,258,688

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
$1,000	Viasystems, Inc., Global Senior Subordinated Notes (Callable 01/15/08 @ $105.25)	(CCC+, Caa2)	01/15/11	10.500	$995,000
					7,830,712
Energy - Exploration & Production (2.6%)
1,933	Chesapeake Energy Corp., Senior Notes (Callable 01/15/09 @ $103.44)	(BB, Ba2)	01/15/16	6.875	1,875,010
1,625	El Paso Performance-Link, Rule 144A, Notes‡§	(B+, B2)	07/15/11	7.750	1,643,281
950	El Paso Production Holding Co., Global Company Guaranteed Notes (Callable 06/01/08 @ $103.88)	(B, B3)	06/01/13	7.750	970,187
423	Magnum Hunter Resources, Inc., Global Company Guaranteed Notes (Callable 03/15/07 @ $104.80)	(B+, Ba3)	03/15/12	9.600	448,909
200	Range Resources Corp., Global Company Guaranteed Notes (Callable 03/15/10 @ $103.19)	(B, B2)	03/15/15	6.375	190,500
600	Whiting Petroleum Corp., Global Senior Subordinated Notes (Callable 05/01/08 @ $103.63)	(B-, B2)	05/01/12	7.250	598,500
					5,726,387
Environmental (2.4%)
1,000	Aleris International, Inc., Global Company Guaranteed Notes (Callable 11/15/09 @ $104.50)	(B, B3)	11/15/14	9.000	1,130,000
3,275	Allied Waste North America, Inc., Series B, Global Senior Notes (Callable 04/15/09 @ $103.69)§	(B+, Caa1)	04/15/14	7.375	3,135,812
1,175	Waste Services, Inc., Global Senior Subordinated Notes (Callable 04/15/09 @ $104.75)	(CCC, Caa2)	04/15/14	9.500	1,204,375
					5,470,187
Food & Drug Retailers (2.0%)
1,750	Duane Reade, Inc., Global Senior Subordinated Notes (Callable 08/01/08 @ $104.88)	(CC, Caa3)	08/01/11	9.750	1,456,875
250	Ingles Markets, Inc., Global Company Guaranteed Notes (Callable 12/01/06 @ $104.44)	(B, B3)	12/01/11	8.875	262,500
1,000	Rite Aid Corp., Global Company Guaranteed Notes (Callable 01/15/10 @ $103.75)§	(B+, B2)	01/15/15	7.500	987,500
1,775	Stater Brothers Holdings, Inc., Global Senior Notes (Callable 06/15/08 @ $104.06)§	(BB-, B1)	06/15/12	8.125	1,770,563
					4,477,438
Food - Wholesale (1.3%)
164	Birds Eye Foods, Inc., Company Guaranteed Notes (Callable 11/01/06 @ $100.00)	(B-, B3)	11/01/08	11.875	167,895
950	National Beef Packing Company LLC, Global Senior Notes (Callable 08/01/07 @ $105.25)	(B-, B3)	08/01/11	10.500	990,375
1,000	Pinnacle Foods Holding Corp., Global Senior Subordinated Notes (Callable 12/01/08 @ $104.13)§	(B-, B3)	12/01/13	8.250	985,000
850	Swift & Co., Global Senior Subordinated Notes (Callable 10/01/06 @ $106.25)§	(CCC+, Caa1)	01/01/10	12.500	875,500
					3,018,770
Forestry & Paper (3.5%)
800	Boise Cascade LLC, Global Company Guaranteed Notes (Callable 10/15/09 @ $103.56)	(B+, B2)	10/15/14	7.125	710,000
1,150	Cellu Tissue Holdings, Global Secured Notes (Callable 03/15/07 @ $107.31)	(B, B2)	03/15/10	9.750	1,127,000
750	Georgia-Pacific Corp., Global Senior Notes§	(B, B2)	01/15/24	8.000	714,375
625	Newark Group, Inc., Global Senior Subordinated Notes (Callable 03/15/09 @ $104.88)	(B-, Caa1)	03/15/14	9.750	600,000
950	NewPage Corp. (Callable 05/01/09 @ $106.00)§	(CCC+, Caa2)	05/01/13	12.000	995,125
750	NewPage Corp., Global Secured Notes (Callable 05/01/09 @ $106.00)§	(CCC+, B3)	05/01/12	10.000	781,875
2,000	Smurfit-Stone Container, Global Senior Notes (Callable 07/01/07 @ $104.19)§	(CCC+, B2)	07/01/12	8.375	1,912,500
150	Verso Paper Holdings LLC, Rule 144A, Secured Notes (Callable 08/01/10 @ $104.56)‡	(B+, B1)	08/01/14	9.125	150,750
925	Verso Paper Holdings LLC, Rule 144A, Senior Subordinated Notes (Callable 08/01/11 @ 105.69)‡	(B-, B3)	08/01/16	11.375	925,000
					7,916,625

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
Gaming (6.2%)
$800	Aztar Corp., Global Senior Subordinated Notes (Callable 08/15/06 @ $104.50)	(B+, Ba3)	08/15/11	9.000	$840,000
1,550	CCM Merger, Inc., Rule 144A, Notes (Callable 08/01/09 @ $104.00)‡	(CCC+, B3)	08/01/13	8.000	1,491,875
250	Circus & Eldorado, Global First Mortgage Notes (Callable 03/01/07 @ $105.06)	(B, B2)	03/01/12	10.125	265,625
725	Hard Rock Hotel, Inc., Global Notes (Callable 06/01/08 @ $104.44)	(B, B3)	06/01/13	8.875	781,187
800	Herbst Gaming, Inc., Global Senior Subordinated Notes (Callable 06/01/08 @ $104.06)	(B-, B3)	06/01/12	8.125	816,000
1,500	Inn of the Mountain Gods, Global Senior Notes (Callable 11/15/07 @ $106.00)‡§	(B, B3)	11/15/10	12.000	1,576,875
625	Isle of Capri Casinos, Inc., Global Senior Subordinated Notes (Callable 03/01/09 @ $103.50)§	(B, B2)	03/01/14	7.000	600,000
700	Jacobs Entertainment, Inc., Rule 144A, Senior Notes (Callable 06/15/10 @ $104.88)‡	(B-, B3)	06/15/14	9.750	700,000
775	Majestic Star Casino LLC, Company Guaranteed Notes (Callable 10/15/07 @ $104.75)	(BB-, B2)	10/15/10	9.500	806,000
800	Majestic Star Casino LLC, Rule 144A, Secured Notes (Callable 10/15/08 @ $104.88)‡	(B-, B3)	01/15/11	9.750	792,000
450	MGM Mirage, Inc., Company Guaranteed Notes	(BB, Ba2)	09/15/10	8.500	471,937
450	MGM Mirage, Inc., Company Guaranteed Notes§	(B+, Ba3)	02/01/11	8.375	464,625
250	MTR Gaming Group, Inc., Series B, Global Company Guaranteed Notes (Callable 04/01/07 @ $104.88)	(B+, B2)	04/01/10	9.750	263,438
1,000	OED Corp., Global Company Guaranteed Notes (Callable 4/15/08 @ $104.38)	(B, B2)	04/15/12	8.750	1,006,250
300	Pokagon Gaming Authority, Rule 144A, Senior Notes (Callable 06/15/10 @ 105.19)‡	(B, B3)	06/15/14	10.375	315,000
400	Resorts International Hotel & Casino, Inc., Global Company Guaranteed Notes (Callable 03/15/07 @ $106.00)	(B, B2)	03/15/09	11.500	430,000
800	Trump Entertainment Resorts, Inc., Secured Notes (Callable 06/01/10 @ $104.25)§	(B-, Caa1)	06/01/15	8.500	772,000
319	Waterford Gaming LLC, Rule 144A, Senior Notes (Callable 09/15/08 @ $103.55)‡	(BB-, B1)	09/15/12	8.625	338,938
250	Wheeling Island Gaming, Inc., Global Company Guaranteed Notes (Callable 12/15/06 @ $102.53)	(B+, B3)	12/15/09	10.125	259,375
1,000	Wynn Las Vegas LLC, Global 1st Mortgage Notes (Callable 12/01/09 @ $103.31)	(BB-, B1)	12/01/14	6.625	947,500
					13,938,625
Gas Distribution (1.6%)
750	El Paso Corp., Senior Notes§	(B, B2)	05/15/11	7.000	747,188
1,000	El Paso Natural Gas Co., Global Senior Notes (Callable 08/01/07 @ $103.81)	(B+, B1)	08/01/10	7.625	1,022,500
825	Inergy LP/Inergy Finance Corp., Global Company Guaranteed Notes (Callable 03/01/11 @ $104.13)	(B-, Caa1)	03/01/16	8.250	845,625
825	Williams Companies, Inc., Global Senior Unsecured Notes	(BB-, Ba2)	03/15/12	8.125	868,312
					3,483,625
Health Services (7.4%)
500	AMR/EmCare Holding Co., Global Senior Subordinated Notes (Callable 2/15/10 @ $105.00)	(B-, Caa1)	02/15/15	10.000	520,000
1,800	CDRV Investors, Inc., Global Senior Discount Notes (Callable 01/01/10 @ $104.81)+	(B-, Caa2)	01/01/15	0.000	1,282,500
1,000	Concentra Operating Corp., Global Company Guaranteed Notes (Callable 08/15/07 @ $104.75)	(B-, B3)	08/15/10	9.500	1,042,500
675	Extendicare Health Services, Inc., Global Senior Subordinated Notes (Callable 05/01/09 @ $103.44)	(B, B2)	05/01/14	6.875	705,375
750	Fisher Scientific International, Inc., Global Senior Subordinated Notes (Callable 08/15/09 @ $103.38)	(BB+, Ba2)	08/15/14	6.750	749,062
1,150	HCA, Inc., Notes	(BB+, Ba2)	10/01/12	6.300	968,875
1,275	Healthsouth Corp., Rule 144A, Senior Notes (Callable 06/15/11 @ $105.38)‡§	(CCC+, B3)	06/15/16	10.750	1,224,000
1,025	Iasis Healthcare/Capital Corp., Global Senior Subordinated Notes (Callable 06/15/09 @ $104.38)	(B-, B3)	06/15/14	8.750	989,125
250	Medquest, Inc., Series B, Global Company Guaranteed Notes (Callable 08/15/07 @ $105.94)	(CCC, Caa1)	08/15/12	11.875	236,250
800	Senior Housing Properties Trust, Senior Notes	(BB+, Ba2)	01/15/12	8.625	844,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
$750	Stewart Enterprises, Inc. Global Senior Notes (Callable 02/15/09 @ $103.13)§	(B+, B1)	02/15/13	6.250	$673,125
2,750	Tenet Healthcare Corp., Global Senior Notes§	(B, B3)	07/01/14	9.875	2,640,000
500	Tenet Healthcare Corp., Rule 144A, Senior Notes‡#	(B, B3)	02/01/15	9.500	462,500
640	Triad Hospitals, Inc., Senior Notes (Callable 05/15/08 @ $103.50)	(BB-, B2)	05/15/12	7.000	639,200
875	Triad Hospitals, Inc., Senior Subordinated Notes (Callable 11/15/08 @ $103.50)	(B+, B3)	11/15/13	7.000	840,000
1,275	Universal Hospital Services, Inc., Global Senior Notes (Callable 11/01/07 @ $105.06)	(B-, B3)	11/01/11	10.125	1,326,000
1,600	Vanguard Health Holding Co., Global Senior Subordinated Notes (Callable 10/01/09 @ $104.50)	(CCC+, Caa1)	10/01/14	9.000	1,556,000
					16,698,512
Hotels (0.9%)
500	Bluegreen Corp., Series B, Company Guaranteed Notes	(B-, B3)	04/01/08	10.500	500,000
950	Host Marriott LP, Rule 144A, Senior Notes (Callable 06/01/11 @ $103.38)‡	(BB-, Ba2)	06/01/16	6.750	914,375
650	Host Marriott Corp., Global Senior Notes (Callable 11/01/08 @ 103.56)§	(BB, Ba2)	11/01/13	7.125	654,063
					2,068,438
Household & Leisure Products (1.8%)
500	Ames True Temper, Global Company Guaranteed Notes (Callable 01/15/07 @ $103.00)#	(CCC+, Caa1)	01/15/12	9.507	496,250
1,400	Ames True Temper, Global Senior Subordinated Notes (Callable 07/15/08 @ $105.00)	(CCC-, Caa2)	07/15/12	10.000	1,183,000
750	Remington Arms Company, Inc., Global Company Guaranteed Notes (Callable 02/01/07 @ $105.25)	(CCC-, Caa1)	02/01/11	10.500	665,625
975	Sealy Mattress Co., Global Senior Subordinated Notes (Callable 06/15/09 @ $104.13)§	(B-, B3)	06/15/14	8.250	979,875
825	Simmons Bedding Co., Global Senior Subordinated Notes (Callable 01/15/09 @ $103.94)§	(B-, Caa1)	01/15/14	7.875	781,688
					4,106,438
Industrial (0.7%)
600	Coleman Cable, Inc., Global Company Guaranteed Notes (Callable 10/01/08 @ $104.94)	(B-, B3)	10/01/12	9.875	570,000
275	RBS Global & Rexnord Corp., Rule 144A, Senior Notes (Callable 08/01/10 @ $104.75)‡	(CCC+, B3)	08/01/14	9.500	276,375
600	RBS Global & Rexnord Corp., Rule 144A, Senior Subordinated Notes (Callable 08/01/11 @ 105.88)‡	(CCC+, Caa1)	08/01/16	11.750	616,500
					1,462,875
Investments & Misc. Financial Sevices (0.8%)
750	Cardtronics, Inc., Rule 144A, Senior Subordinated Notes (Callable 08/15/09 @ $104.63)‡	(B-, Caa1)	08/15/13	9.250	755,625
150	Education Management LLC, Rule 144A, Senior Notes (Callable 06/01/10 @ $104.38)‡	(CCC+, B3)	06/01/14	8.750	151,125
800	Education Management LLC, Rule 144A, Senior Subordinated Notes (Callable 06/01/11 @ $105.13)‡	(CCC+, Caa1)	06/01/16	10.250	812,000
					1,718,750
Leisure (1.0%)
250	Bally Total Fitness Holding Corp., Global Senior Notes (Callable 07/15/07 @ $105.25)	(CCC-, Caa1)	07/15/11	10.500	260,000
950	Six Flags, Inc., Global Senior Notes (Callable 02/01/07 @ $102.96)	(CCC, Caa1)	02/01/10	8.875	920,313
1,050	Six Flags, Inc., Global Senior Notes (Callable 06/01/09 @ $104.81)§	(CCC, Caa1)	06/01/14	9.625	958,125
					2,138,438
Machinery (0.4%)
850	Case New Holland, Inc., Global Company Guaranteed Notes (Callable 08/01/07 @ $104.62)	(BB-, Ba3)	08/01/11	9.250	899,938

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
Media - Broadcast (3.2%)
$1,000	Allbritton Communications Co., Global Senior Subordinated Notes (Callable 12/15/07 @ $103.88)	(B-, B3)	12/15/12	7.750	$995,000
450	Fisher Communications, Inc., Global Senior Notes (Callable 09/15/09 @ $104.31)	(B-, B2)	09/15/14	8.625	461,250
1,275	ION Media Networks, Inc., Rule 144A, Secured Notes (Callable 01/15/08 @ $102.00)‡#	(CCC-, B3)	01/15/13	11.757	1,297,312
1,075	Nexstar Finance, Inc., Global Senior Subordinated Notes (Callable 01/15/09 @ $103.50)§	(CCC+, B3)	01/15/14	7.000	975,563
800	Sinclair Broadcast Group, Inc., Series A, Global Company Guaranteed Notes (Callable 03/15/07 @ $104.00)	(B, B2)	03/15/12	8.000	812,000
1,000	Sirius Satellite Radio, Inc., Global Senior Unsecured Notes (Callable 09/01/09 @ $104.81)§	(CCC, Caa1)	08/01/13	9.625	940,000
600	Xm Satellite Radio, Inc., Rule 144A, Senior Notes (Callable 05/01/08 @ $105.44)‡#	(CCC, Caa2)	05/01/13	9.649	556,500
1,265	Young Broadcasting, Inc., Global Company Guaranteed Notes (Callable 03/01/07 @ $102.00)§	(CCC-, Caa2)	03/01/11	10.000	1,166,962
					7,204,587
Media - Cable (9.3%)
1,450	Atlantic Broadband Finance LLC, Global Company Guaranteed Notes (Callable 01/15/09 @ $104.69)§	(CCC+, Caa1)	01/15/14	9.375	1,384,750
1,815	CCH I LLC, Global Secured Notes (Callable 10/01/10 @ $105.50)§	(NR, Caa3)	10/01/15	11.000	1,638,038
1,750	CCO Holdings LLC, Global Senior Notes (Callable 11/15/08 @ $104.38)	(CCC-, B3)	11/15/13	8.750	1,745,625
2,100	Charter Communications Holdings LLC, Senior Notes (Callable 04/01/07 @ $100.00)§	(CCC-, Ca)	04/01/09	8.625	1,764,000
2,500	Charter Communications Holdings LLC, Senior Notes (Callable 09/15/08 @ $105.12)	(CCC-, Caa1)	09/15/10	10.250	2,537,500
1,850	CSC Holdings, Inc., Rule 144A, Senior Notes‡#	(B+, B2)	04/15/12	7.250	1,796,812
2,225	CSC Holdings, Inc., Series B, Senior Notes	(B+, B2)	04/01/11	7.625	2,250,031
1,750	DIVA Systems Corp., Series B, Senior Discount Notes ø^	(NR, NR)	03/01/08	12.625	17,500
1,150	EchoStar DBS Corp., Global Company Guaranteed Notes	(BB-, Ba3)	10/01/14	6.625	1,112,625
825	GCI, Inc., Global Senior Notes (Callable 02/15/09 @ $103.63)§	(B+, B2)	02/15/14	7.250	792,000
1,400	Insight Communications Company, Inc., Senior Discount Notes (Callable 02/15/07 @ $104.08)+	(CCC+, Caa1)	02/15/11	12.250	1,489,250
500	Insight Midwest/Insight Capital Corp., Global Senior Notes (Callable 11/01/06 @ $103.50)	(B, B2)	11/01/10	10.500	522,500
200	Insight Midwest/Insight Capital Corp., Senior Notes (Callable 10/01/06 @ $101.63)	(B, B2)	10/01/09	9.750	204,500
800	Level 3 Financing, Inc., Global Company Guaranteed Notes (Callable 10/15/07 @ $105.38)	(CCC-, B3)	10/15/11	10.750	842,000
1,925	Mediacom Broadband LLC/CRP, Global Senior Notes (Callable 10/15/10 @ $104.25)	(B, B2)	10/15/15	8.500	1,900,937
825	Mediacom LLC / Capital Corp., Senior Notes (Callable 02/15/07 @ $101.97)	(B, B2)	02/15/11	7.875	798,188
					20,796,256
Media - Services (0.4%)
1,275	WMG Holdings Corp., Global Senior Discount Notes (Callable 12/15/09 @ $104.75)+	(B-, B3)	12/15/14	0.000	927,563

Metal & Mining - Excluding Steel (1.1%)
1,600	Alpha Natural Resources LLC, Global Company Guaranteed Notes (Callable 06/01/08 @ $105.00)#	(B-, B3)	06/01/12	10.000	1,708,000
725	Southern Copper Corp., Global Senior Notes	(BBB-, Baa2)	07/27/35	7.500	721,005
					2,429,005
Non-Food & Drug Retailers (5.9%)
1,429	Affinity Group, Inc., Global Senior Subordinated Notes (Callable 02/15/08 @ $105.44)	(CCC+, Caa1)	02/15/12	10.875	1,407,633
1,125	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 06/15/07 @ $104.50)§	(B, B3)	06/15/12	9.000	1,139,062
1,200	Brookstone Company, Inc., Global Secured Notes (Callable 10/15/09 @ $106.00)§	(B, B3)	10/15/12	12.000	1,092,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
$1,250	Finlay Fine Jewelry Corp., Global Senior Notes (Callable 06/01/08 @ $104.19)	(B-, B3)	06/01/12	8.375	$1,103,125
275	General Nutrition Center, Global Company Guaranteed Notes (Callable 01/15/08 @ $104.31)	(B-, B3)	01/15/11	8.625	275,688
1,075	General Nutrition Center, Global Senior Subordinated Notes (Callable 12/01/07 @ $104.25)	(CCC+, Caa1)	12/01/10	8.500	1,040,063
1,075	GSC Holdings Corp., Global Company Guaranteed Notes (Callable 10/01/09 @ $104.00)§	(B+, Ba3)	10/01/12	8.000	1,096,500
500	Intcomex, Inc., Rule 144A, Secured Notes (Callable 01/15/07 @ $106.00)‡	(B-, Caa1)	01/15/11	11.750	500,000
500	Nebraska Book Company, Inc., Global Senior Subordinated Notes (Callable 03/15/08 @ $104.31)	(CCC, Caa1)	03/15/12	8.625	455,000
1,585	Neiman Marcus Group, Inc., Senior Subordinated Notes (Callable 10/15/10 @ $105.19)	(B-, B3)	10/15/15	10.375	1,690,006
1,000	PCA LLC, Global Senior Notes	(C, Ca)	08/01/09	11.875	210,000
1,275	Rent-Way, Inc., Global Secured Notes	(B-, B3)	06/15/10	11.875	1,319,625
1,000	Stripes Acquisition LLC, Rule 144A, Senior Notes (Callable 12/15/09 @ $105.31)‡	(B, B2)	12/15/13	10.625	1,055,000
750	United Auto Group, Inc., Global Company Guaranteed Notes (Callable 03/15/07 @ $104.81)§	(B, B3)	03/15/12	9.625	785,625
					13,169,327
Office Equipment (0.6%)
1,350	Xerox Corp., Senior Notes (Callable 06/15/08 @ $103.81)	(BB+, Ba2)	06/15/13	7.625	1,370,250

Oil Refining & Marketing (0.6%)
450	Giant Industries, Inc., Company Guaranteed Notes (Callable 05/15/09 @ $104.00)	(B-, B3)	05/15/14	8.000	450,000
743	Giant Industries, Inc., Global Company Guaranteed Notes (Callable 05/15/07 @ $105.50)	(B-, B3)	05/15/12	11.000	806,155
					1,256,155
Packaging (5.5%)
450	Amtrol, Inc., Senior Subordinated Notes§	(CCC-, Caa3)	12/31/06	10.625	416,250
1,150	Berry Plastics Corp., Global Company Guaranteed Notes (Callable 07/15/07 @ $105.38)	(B-, B3)	07/15/12	10.750	1,262,125
1,650	Constar International, Inc., Senior Subordinated Notes (Callable 12/01/07 @ $105.50)§	(CCC, Caa3)	12/01/12	11.000	1,262,250
1,000	Covalence Specialty Materials Corp., Rule 144A, Senior Subordinated Notes (Callable 03/01/11 @ $105.13)‡	(CCC+, B3)	03/01/16	10.250	977,500
650	Crown Americas, Rule 144A, Senior Notes (Callable 11/15/10 @ $103.88)‡	(B, B1)	11/15/15	7.750	644,313
250	Graham Packaging Company, Inc., Global Company Guaranteed Notes (Callable 10/15/08 @ $104.25)	(CCC+, Caa1)	10/15/12	8.500	243,750
1,325	Graham Packaging Company, Inc., Global Subordinated Notes (Callable 10/15/09 @ $104.94)§	(CCC+, Caa2)	10/15/14	9.875	1,295,187
1,225	Graphic Packaging International Corp., Global Senior Subordinated Notes (Callable 08/15/08 @ 104.75)§	(B-, B3)	08/15/13	9.500	1,231,125
1,000	Intertape Polymer US, Inc., Global Senior Subordinated Notes (Callable 08/01/09 @ $104.25)	(B-, B3)	08/01/14	8.500	930,000
154	Owens-Brockway Glass Containers, Global Company Guaranteed Notes (Callable 02/15/07 @ $102.22)	(BB-, B1)	02/15/09	8.875	159,583
850	Owens-Brockway Glass Containers, Inc., Rule 144A, Senior Notes (Callable 05/15/08 @ $104.13)‡	(B, B2)	05/15/13	8.250	864,875
800	Plastipak Holdings, Inc., Rule 144A, Senior Notes (Callable 12/15/10 @ $104.25)‡	(B, B2)	12/15/15	8.500	796,000
1	Pliant Corp., Global Secured Notes (Callable 06/15/07 @ $111.62)ø	(D, NR)	06/15/09	11.625	607
600	SGS International, Inc., Rule 144A, Senior Subordinated Notes (Callable 12/15/09 @ $106.00)‡	(B-, Caa1)	12/15/13	12.000	609,000
1,925	Solo Cup Co., Global Senior Subordinated Notes (Callable 02/15/09 @ $104.25)	(B-, Caa1)	02/15/14	8.500	1,674,750
					12,367,315
Pharmaceuticals (0.3%)
700	Athena Neurosciences Finance LLC, Company Guaranteed Notes	(B, B3)	02/21/08	7.250	700,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
Printing & Publishing (6.4%)
$1,225	American Media Operations, Inc., Series B, Global Company Guaranteed Notes (Callable 05/01/07 @ $100.00)	(CCC, Caa1)	05/01/09	10.250	$1,149,969
1,625	CBD Media Holdings/Finance, Global Senior Notes (Callable 07/15/08 @ $104.63)	(CCC+, Caa2)	07/15/12	9.250	1,604,687
1,000	Cenveo Corp., Global Senior Subordinated Notes (Callable 12/01/08 @ $103.94)§	(B-, B3)	12/01/13	7.875	977,500
550	Dex Media, Inc., Global Discount Notes (Callable 11/15/08 @ $104.50)+	(B, B3)	11/15/13	0.000	456,500
1,500	Dex Media, Inc., Global Discount Notes (Callable 11/15/08 @ $104.50)+	(B, B3)	11/15/13	0.000	1,245,000
50	Dex Media, Inc., Global Notes (Callable 11/15/08 @ $104.00)	(B, B3)	11/15/13	8.000	50,250
1,150	Haights Cross Operating Co., Global Company Guaranteed Notes (Callable 08/15/08 @ $105.88)	(CCC, Caa1)	08/15/11	11.750	1,187,375
1,475	Houghton Mifflin Co., Global Senior Discount Notes (Callable 10/15/08 @ $105.75)+	(CCC+, Caa2)	10/15/13	0.000	1,227,938
675	Houghton Mifflin Co., Global Senior Subordinated Notes (Callable 02/01/08 @ $104.94)	(CCC+, Caa1)	02/01/13	9.875	702,844
2,985	R.H. Donnelley Corp., Series A-2, Global Senior Discount Notes (Callable 01/15/09 @ $103.44)	(B, Caa1)	01/15/13	6.875	2,723,812
500	R.H. Donnelley Corp., Series A-3, Global Senior Notes (Callable 01/15/11 @ $104.44)	(B, Caa1)	01/15/16	8.875	500,625
1,100	Vertis, Inc., Series B, Global Company Guaranteed Notes (Callable 06/15/07 @ $102.72)§	(CCC, Caa2)	06/15/09	10.875	1,095,875
1,450	WDAC Subsidiary Corp., Rule 144A, Senior Notes (Callable 12/01/09 @ $104.19)‡§	(CCC+, Caa1)	12/01/14	8.375	1,450,000
					14,372,375
RealEstate Development & Management (0.4%)
1,050	Ashton Woods USA/Finance, Global Senior Subordinated Notes (Callable 10/01/10 @ $104.75)‡	(B-, B3)	10/01/15	9.500	929,250

Restaurants (2.8%)
1,100	Buffets, Inc., Global Senior Subordinated Notes (Callable 07/15/07 @ $103.75)	(CCC, B3)	07/15/10	11.250	1,166,000
1,350	Denny’s Corp., Global Company Guaranteed Notes (Callable 10/01/08 @ $105.00)§	(CCC+, Caa1)	10/01/12	10.000	1,363,500
1,000	Friendly Ice Cream Corp., Global Senior Notes (Callable 06/15/08 @ $104.19)§	(CCC+, B3)	06/15/12	8.375	840,000
1,000	O’Charleys, Inc., Global Senior Subordinated Notes (Callable 11/01/08 @ $104.50)§	(B, Ba3)	11/01/13	9.000	1,025,000
1,025	Sbarro, Inc., Company Guaranteed Notes (Callable 09/15/06 @ $101.83)	(CCC+, Caa1)	09/15/09	11.000	1,040,375
1,000	Uno Restaurant Corp., Rule 144A, Senior Notes (Callable 02/15/08 @ $110.00)‡§	(CCC+, B3)	02/15/11	10.000	777,500
					6,212,375
Software/Services (1.8%)
1,100	Activant Solutions, Inc. Rule 144A, Senior Subordinated Notes (Callable 05/01/11 @ $104.75)‡	(CCC+, Caa1)	05/01/16	9.500	1,045,000
675	SunGard Data Systems, Inc., Global Company Guaranteed Notes (Callable 08/15/09 @ $104.56)§	(B-, B3)	08/15/13	9.125	692,719
2,250	SunGard Data Systems, Inc., Global Company Guaranteed Notes (Callable 08/15/10 @ $105.13)§	(B-, Caa1)	08/15/15	10.250	2,292,187
					4,029,906
Steel Producers/Products (2.2%)
1,325	AK Steel Corp., Global Company Guaranteed Notes (Callable 06/15/07 @ $103.88)	(B+, B1)	06/15/12	7.750	1,311,750
1,300	Edgen Acquisition Corp., Global Secured Notes (Callable 02/01/08 @ $104.94)	(B-, B3)	02/01/11	9.875	1,293,500
850	International Steel Group, Inc., Global Senior Notes§	(BBB-, Ba1)	04/15/14	6.500	807,500
1,225	RathGibson, Inc., Rule 144A, Senior Notes (Callable 02/15/10 @ $105.62)‡	(B-, B2)	02/15/14	11.250	1,274,000
250	WCI Steel Acquisition, Inc., Senior Notes	(NR, NR)	05/01/16	8.000	247,500
750	WCI Steel Escrow ø	(NR, NR)	12/01/04	10.000	32,925
					4,967,175

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
Storage & Warehousing (0.1%)
$205	Mobile Services Group, Inc., Rule 144A, Senior Notes (Callable 08/01/10 @ $104.88)‡	(B-, B3)	08/01/14	9.750	$208,588

Support-Services (5.2%)
1,250	Allied Security Escrow, Global Senior Subordinated Notes (Callable 07/15/08 @ $105.69)	(CCC+, Caa1)	07/15/11	11.375	1,231,250
914	DI Finance/Dyncorp Intl., Senior Subordinated Notes (Callable 02/15/09 @ $104.75)	(B, B3)	02/15/13	9.500	950,560
500	Hertz Corp., Rule 144A, Senior Notes (Callable 01/01/10 @ $104.44)‡	(B, B1)	01/01/14	8.875	523,750
600	Hertz Corp., Rule 144A, Senior Subordinated Notes (Callable 01/01/11 @ $105.25)‡	(B, B3)	01/01/16	10.500	655,500
1,000	HydroChem Industrial Services, Inc., Rule 144A, Senior Subordinated Notes (Callable 02/15/09 @ $104.63)‡	(CCC+, Caa1)	02/15/13	9.250	982,500
750	Iron Mountain, Inc., Company Guaranteed Notes (Callable 04/01/07 @ $102.88)	(B, B3)	04/01/13	8.625	768,750
250	Iron Mountain, Inc., Company Guaranteed Notes (Callable 07/01/08 @ $103.31)	(B, B3)	01/01/16	6.625	230,000
1,500	Johnsondiversey Holdings, Inc., Global Discount Notes (Callable 05/15/07 @ $105.34)+	(CCC+, Caa1)	05/15/13	0.000	1,282,500
475	La Petite Academy, Inc., Series B, Company Guaranteed Notes (Callable 09/18/06 @ $100.00)	(CC, Ca)	05/15/08	10.000	473,812
750	Language Line, Inc., Global Senior Notes (Callable 06/15/08 @ 105.56)§	(CCC+, Caa1)	06/15/12	11.125	740,625
1,000	Muzak LLC/Muzak Finance, Global Senior Notes (Callable 02/15/07 @ $102.50)	(CCC-, Caa2)	02/15/09	10.000	865,000
450	Sensata Technologies BV, Rule 144A, Senior Notes (Callable 05/01/10 @ 104.00) (Netherland)‡§	(B-, B2)	05/01/14	8.000	434,250
440	United Rentals North America, Inc., Global Company Guaranteed Notes (Callable 02/15/08 @ $103.25)	(B+, B3)	02/15/12	6.500	418,000
1,275	United Rentals North America, Inc., Global Senior Subordinated Notes (Callable 02/15/09 @ $103.50)§	(B, Caa1)	02/15/14	7.000	1,173,000
900	Williams Scotsman, Inc., Global Company Guaranteed Notes (Callable 10/01/10 @ $104.25)	(B+, B3)	10/01/15	8.500	906,750
					11,636,247
Telecom - Fixed Line (1.6%)
2,025	Level 3 Communications, Inc., Convertible Notes	(CCC-, Ca)	03/15/10	6.00	$1,723,781
962	Madison River Capital LLC, Senior Notes (Callable 03/01/07 @ $102.21)	(B-, B3)	03/01/10	13.250	1,006,897
775	Time Warner Telecom Holdings, Inc., Global Company Guaranteed Notes (Callable 02/15/09 @ $104.62)	(CCC+, B3)	02/15/14	9.250	800,187
					3,530,865
Telecom - Integrated/Services (4.3%)
1,525	Cincinnati Bell, Inc., Global Senior Subordinated Notes (Callable 01/15/09 @ $104.19)§	(B-, B3)	01/15/14	8.375	1,502,125
1,225	Hawaiian Telcom Communications, Inc., Series B, Global Company Guaranteed Notes (Callable 05/01/10 @ $106.25)§	(CCC+, Caa1)	05/01/15	12.500	1,298,500
125	LCI International, Inc., Senior Notes	(NR, NR)	06/15/07	7.250	125,938
1,250	PanAmSat Corp., Global Company Guaranteed Notes (Callable 08/15/09 @ $104.50)	(B+, B1)	08/15/14	9.000	1,276,562
1,625	Qwest Communications International, Inc., Global Company Guaranteed Notes (Callable 02/15/08 @ $103.63)	(B, B2)	02/15/11	7.250	1,604,687
1,900	Qwest Communications International, Inc., Series B, Global Company Guaranteed Notes (Callable 02/15/09 @ $103.75)	(B, B2)	02/15/14	7.500	1,871,500
1,180	Qwest Corp., Global Senior Notes	(BB, Ba3)	06/15/15	7.625	1,205,075
350	Windstream Corp., Rule 144A, Senior Notes‡§	(BB-, Ba3)	08/01/13	8.125	365,750
375	Windstream Corp., Rule 144A, Senior Notes (Callable 08/01/11 @ $104.31)‡	(BB-, Ba3)	08/01/16	8.625	391,875
					9,642,012
Telecom - Wireless (3.6%)
50	American Tower Corp., Class A, Global Senior Notes (Callable 10/15/08 @ $103.56)§	(BB-, B1)	10/15/12	7.125	50,500

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
$750	Centennial Cellular Communications Corp., Global Company Guaranteed Notes (Callable 06/15/08 @ $105.06)	(CCC, B3)	06/15/13	10.125	$795,000
975	Centennial Communications Corp., Global Senior Notes (Callable 01/01/09 @ $107.50)	(CCC, Caa2)	01/01/13	10.000	977,437
495	Dobson Cellular Systems, Inc., Global Secured Notes (Callable 11/01/08 @ $104.94)	(CCC, B2)	11/01/12	9.875	529,650
1,275	Dobson Communications Corp., Global Senior Notes (Callable 10/01/08 @ $104.44)	(CCC, Caa2)	10/01/13	8.875	1,268,625
750	Horizon PCS, Inc., Global Company Guaranteed Notes (Callable 07/15/08 @ $105.69)	(B-, B3)	07/15/12	11.375	845,625
800	iPCS, Inc., Global Senior Notes (Callable 05/01/08 @ $105.75)	(B-, B3)	05/01/12	11.500	900,000
500	Rural Cellular Corp., Global Senior Notes (Callable 08/01/07 @ $104.94)	(CCC, Caa1)	02/01/10	9.875	520,000
375	Rural Cellular Corp., Global Senior Subordinated Notes (Callable 01/15/07 @ $103.25)§	(CCC, Caa2)	01/15/10	9.750	377,813
675	Rural Cellular Corp., Global Senior Subordinated Notes (Callable 11/01/07 @ $102.00)#§	(CCC, Caa2)	11/01/12	11.239	702,000
1,100	Triton PCS, Inc., Global Company Guaranteed Notes (Callable 06/01/08 @ $104.25)	(CCC-, Caa2)	06/01/13	8.500	1,031,250
					7,997,900
Textiles & Apparel (1.6%)
1,025	Levi Strauss & Co., Global Senior Notes (Callable 01/15/10 @ $104.88)	(B-, B3)	01/15/15	9.750	1,055,750
1,200	Levi Strauss & Co., Global Senior Notes (Callable 12/15/07 @ $106.12)	(B-, B3)	12/15/12	12.250	1,350,000
400	Phillips-Van Heusen Corp., Global Senior Notes (Callable 02/15/08 @ $103.63)	(BB, B1)	02/15/11	7.250	399,000
950	Propex Fabrics, Inc., Global Company Guaranteed Notes (Callable 12/01/08 @ $105.00)	(B-, B3)	12/01/12	10.000	850,250
					3,655,000
Theaters & Entertainment (1.1%)
1,750	AMC Entertainment, Inc., Global Senior Subordinated Notes (Callable 03/01/09 @ $104.00)	(CCC+, B3)	03/01/14	8.000	1,627,500
1,150	Cinemark, Inc., Global Senior Discount Notes (Callable 03/15/09 @ $104.88)+	(B-, Caa1)	03/15/14	0.000	908,500
					2,536,000
Transportation - Excluding Air/Rail (0.3%)
651	H-Lines Finance Holding Corp., Global Senior Discount Notes (Callable 04/01/08 @ $105.50)+	(CCC+, Caa2)	04/01/13	0.000	567,998

TOTAL U.S. CORPORATE BONDS (Cost $297,891,781)					294,290,737

ASSET BACKED SECURITIES (0.4%)
900	Park Place Securities, Inc., Rule 144A, Series 2004-WCW2, Class M10‡# (Cost $817,191)	(BB+, Ba1)	10/25/34	8.135	847,474

MORTGAGE BACKED SECURITIES (0.0%)
25	Bank of America Large Loan, Inc., Rule 144A, Series 2006, Class M‡# (Cost $25,000)	(BB, Ba2)	02/09/21	6.995	25,078

FOREIGN CORPORATE BONDS (12.3%)
Building Materials (0.2%)
1,250	Maax Holdings, Inc., Global Senior Discount Notes (Callable 12/15/08 @ $105.63) (Canada)+	(CCC, Caa3)	12/15/12	0.000	487,500

Chemicals (1.2%)
1,775	Ineos Group Holdings PLC, Rule 144A, Notes (Callable 02/15/11 @ $104.25) (United Kingdom)‡	(B-, B2)	02/15/16	8.500	1,672,937
875	Rhodia SA, Global Senior Notes (France)§	(CCC+, B3)	06/01/10	10.250	951,563
150	Rhodia SA, Global Senior Subordinated Notes (Callable 06/01/07 @ 104.44) (France)§	(B-, Caa1)	06/01/11	8.875	153,375
					2,777,875
Electronics (1.1%)
650	Avago Technologies Finance, Rule 144A, Senior Subordinated Notes (Callable 12/01/10 @ $105.94) (Singapore)‡	(CCC+, Caa2)	12/01/15	11.875	705,250

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
$950	Celestica, Inc., Senior Subordinated Notes (Callable 07/01/08 @ $103.94) (Canada)§	(B, B2)	07/01/11	7.875	$945,250
1,000	New Asat, Ltd., Global Company Guaranteed Notes (Callable 02/01/08 @ $104.63) (Cayman Islands)	(B-, B3)	02/01/11	9.250	795,000
					2,445,500
Food & Drug Retailers (0.7%)
1,775	Jean Coutu Group PJC, Inc., Global Senior Subordinated Notes (Callable 08/01/09 @ $104.25) (Canada)§	(B-, Caa2)	08/01/14	8.500	1,666,281

Forestry & Paper (1.9%)
600	Abitibi-Consolidated, Inc., Global Notes (Canada)§	(B+, B1)	06/15/11	7.750	552,000
1,050	Abitibi-Consolidated, Inc., Yankee Senior Notes (Canada)§	(B+, B1)	04/01/15	8.375	964,687
850	Bowater Canada Finance Corp., Global Company Guaranteed Notes (Canada)§	(B+, B1)	11/15/11	7.950	811,750
750	JSG Funding PLC, Global Senior Notes (Callable 10/01/07 @ $104.81) (Ireland)	(B-, B3)	10/01/12	9.625	780,000
1,000	JSG Funding PLC, Global Senior Subordinated Notes (Callable 01/31/10 @ $103.88) (Ireland)	(B-, Caa1)	04/01/15	7.750	917,500
380	Tembec Industries, Inc., Yankee Company Guaranteed Notes (Callable 06/30/07 @ $100) (Canada)§	(CCC-, Ca)	06/30/09	8.625	206,150
					4,232,087
Holding Companies-Diversified (0.5%)
1,200	Basell AF SCA, Rule 144A, Company Guaranteed Notes (Callable 08/15/10 @104.19) (Luxembourg)‡	(B-, B2)	08/15/15	8.375	1,171,500

Industrial (0.0%)
1,021	International Utility Structures, Inc., Yankee Senior Subordinated Notes (Callable 08/14/06 @ $100.00) (Canada)ø^	(NR, NR)	02/01/08	10.750	0

Leisure (0.6%)
1,250	NCL Corp., Global Senior Notes (Callable 07/15/09 @ $105.31) (Bermuda)#	(B+, B2)	07/15/14	10.625	1,225,000

Media - Cable (1.2%)
1,050	Kabel Deutschland GmbH, Rule 144A, Senior Notes (Callable 07/01/09 @ $105.31) (Germany)‡	(B-, B2)	07/01/14	10.625	1,118,250
810	NTL Cable PLC, Global Senior Notes (Callable 08/15/11 @ $104.56) (United Kingdom)	(B-, B2)	08/15/16	9.125	824,175
883	Telenet Group Holding NV, Rule 144A, Discount Notes (Callable 12/15/08 @ $105.75) (Belgium)‡+	(CCC+, Caa1)	06/15/14	0.000	754,965
					2,697,390
Media - Diversified (0.1%)
225	Quebecor Media, Inc., Global Senior Notes (Callable 03/15/11 @ 103.88) (Canada)	(B, B2)	03/15/16	7.750	222,188

Oil Field Equipment & Services (0.2%)
500	Titan Petrochemicals Group, Ltd., Rule 144A, Company Guaranteed Notes (Bermuda)‡	(B+, B1)	03/18/12	8.500	417,500

Pharmaceuticals (0.6%)
500	Biovail Corp., Yankee Senior Subordinated Notes (Callable 04/01/07 @ $101.97) (Canada)	(BB-, B2)	04/01/10	7.875	510,000
800	Elan Finance PLC, Global Company Guaranteed Notes (Callable 11/15/08 @ $103.88) (Ireland)	(B, B3)	11/15/11	7.750	772,000
					1,282,000
Support-Services (0.4%)
1,000	Ashtead Holdings PLC, Rule 144A, Secured Notes (Callable 08/01/10 @ $104.31) (United Kingdom)‡	(B, B2)	08/01/15	8.625	992,500

Telecom - Integrated/Services (1.9%)
650	Global Crossing UK Finance, Company Guaranteed Notes (Callable 12/15/09 @ $105.38) (United Kingdom)	(B-, Caa1)	12/15/14	10.750	692,250
1,525	Intelsat, Ltd., Global Notes (Bermuda)§	(B, Caa1)	04/15/12	7.625	1,279,094
650	Nordic Telephone Co. Holdings, Rule 144A, Senior Notes (Callable 05/01/11 @ $104.44) (Denmark)‡	(B, B2)	05/01/16	8.875	672,750

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
$1,550	Intelsat, Ltd., Rule 144A, Senior Notes (Callable 06/15/11 @ $105.62) (Bermuda)‡	(B, Caa1)	06/15/16	11.250	$1,573,250
					4,217,344
Telecom - Wireless (0.6%)
750	Millicom International Cellular SA, Global Senior Notes (Callable 12/01/08 @ $105.00) (Luxembourg)#	(B-, B3)	12/01/13	10.000	806,250
500	Rogers Wireless Communications, Inc., Global Secured Notes (Canada)	(BB, Ba2)	03/15/15	7.500	515,000
					1,321,250
Telecommunication Equipment (0.2%)
425	Nortel Networks, Ltd., Rule 144A, Company Guaranteed Notes (Canada)‡#	(B-, B3)	07/15/11	9.730	429,250

Transportation - Excluding Air/Rail (0.9%)
445	Sea Containers, Ltd., Series B, Yankee Senior Notes (Bermuda)	(CCC-, B3)	02/15/08	7.875	421,638
1,750	Ship Finance International, Ltd., Global Senior Notes (Callable 12/15/08 @ $104.25) (Bermuda)	(B, B1)	12/15/13	8.500	1,653,750
					2,075,388
TOTAL FOREIGN CORPORATE BONDS (Cost $29,284,728)					27,660,553

Number of Shares					Value
COMMON STOCKS (1.5%)
Automobile Parts & Equipment (0.0%)
774,557	Cambridge Industries Liquidating Trust*^				0

Chemicals (0.0%)
4,893	Huntsman Corp.*				78,043

Electric - Integrated (0.7%)
58,527	Mirant Corp.*				1,555,062

Food - Wholesale (0.4%)
845	Crunch Equity Holding LLC, Class A*				802,720

Steel Producers/Products (0.1%)
7,564	WCI Steel Acquisition, Inc.*				215,574

Telecom - Wireless (0.3%)
99,764	Dobson Communications Corp., Class A*				669,417

TOTAL COMMON STOCKS (Cost $3,701,341)					3,320,816

WARRANTS (0.0%)
Electronics (0.0%)
5,000	Asat Finance LLC, Rule 144A, strike price $18.60, expires 11/01/06*‡				625

Media - Cable (0.0%)
5,980	Ono Finance PLC, expires 05/31/09*				60

Media - Diversified (0.0%)
204,293	Viasystems, Inc., strike price $25.31, expires 01/31/10*^				2,043

Telecom - Fixed Line (0.0%)
6,750	GT Group Telecom, Inc., Rule 144A, strike price $0.00, expires 02/01/10*^‡				0
3,000	Versatel Telecom International NV, strike price $2.81, expires 05/15/08*				6,154
					6,154
TOTAL WARRANTS (Cost $3,937,613)					8,882

Number of Shares
SHORT-TERM INVESTMENTS (13.4%)
15,000,000	American Beacon Money Market Fund §§	$15,000,000
15,000,000	Reserve Funds Primary Fund Class 8 §§	15,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $30,000,000)		30,000,000

Par (000)
REPURCHASE AGREEMENTS (18.8%)
$1,133	Bear Stearns & Co., 5.22%, Dated 07/31/06, due 08/01/06, proceeds at maturity $1,133,240 (fully collateralized by U.S. Treasury Strips, due 02/15/26, Market Value of collateral is $1,167,508) §§	1,133,076
6,387	Bear Stearns & Co., 3.9843%, Dated 07/31/06, due 08/01/06, proceeds at maturity $6,387,580 (fully collateralized by U.S. Treasury Strips, due 02/15/26, Market Value of collateral is $6,573,180) §§	6,386,873
34,722	Bear Stearns & Co., 5.3125%, Dated 07/31/06, due 08/01/06, proceeds at maturity $34,727,320 (fully collateralized by U.S. Treasury Strips, due 02/15/26, U.S Treasury Strips, due 11/15/18, U.S. Treasury Bonds, due 08/15/23, Market Value of collateral is $35,729,713) §§	34,722,196

TOTAL REPURCHASE AGREEMENTS (Cost $42,242,145)		42,242,145

TOTAL INVESTMENTS AT VALUE (177.6%) (Cost $407,899,799)		398,395,685

LIABILITIES IN EXCESS OF OTHER ASSETS (-77.6%)		(174,060,764)

NET ASSETS (100.0%)		$224,334,921

INVESTMENT ABBREVIATIONS
NR=Not Rated

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
‡

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, these securities amounted to $49,355,448 or 22.0% of net assets.

+	Step Bond — The interest stated is as of July 31, 2006 and will reset at a future date.
ø	Bond in default.
*	Non-income producing security.
^	Not readily marketable; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.
§	Security or portion thereof is out on loan.
#	Variable rate obligations – The interest rate shown is the rate as of July 31, 2006.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (“Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under direction of, the Board of Trustees under procedures established by the Board of Trustees.

Federal Income Tax Cost - At July 31, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $407,899,799, $6,256,663, $(15,760,777) and $(9,504,114), respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at http://www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Item 2:                   Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                   Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE HIGH YIELD BOND FUND

/s/ Steven Plump
Name:	Steven Plump
Title:	Chief Executive Officer
Date:	September 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven Plump
Name:	Steven Plump
Title:	Chief Executive Officer
Date:	September 28, 2006

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	September 28, 2006